Financial asset designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2017
Financial asset designated at fair value through profit or loss [Abstract]
Financial asset designated at fair value through profit or loss

Financial assets designated at fair value through profit or loss as of December 31, 2016 and 2017 are as follows:

	2016		2017	Reason for designation
Debt securities	~~W~~	1,908,342	2,110,809	Evaluation and management on a fair value basis, accounting mismatch
Equity securities (*)		1,187,916	1,234,356	Evaluation and management on a fair value basis, accounting mismatch
Others		319,844	233,892	Combined instrument

	~~W~~	3,416,102	3,579,057

(*)	Restricted reserve for claims of customers’ deposits (trusts) as of December 31, 2016 and 2017 are ~~W~~862,837 million and ~~W~~958,236 million, respectively.